Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	15,000	6,500
Preferred stock, shares outstanding	15,000	6,500
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	47,582,259	36,499,662
Common stock, shares outstanding	47,582,259	36,499,662
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000	4,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	2,550	0
Preferred stock, shares outstanding	2,550	0